Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Feb. 28, 2025	Feb. 25, 2025	Feb. 24, 2025	Feb. 23, 2025	Feb. 22, 2025	Feb. 21, 2025	Feb. 20, 2025	Feb. 19, 2025	Feb. 18, 2025	Feb. 17, 2025	Feb. 16, 2025	Feb. 15, 2025
Columbia Large Cap Index Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value		$ 32,408	$ 27,503	$ 21,179	$ 23,025	$ 19,873	$ 15,206	$ 14,120	$ 13,552	$ 11,623	$ 9,343	$ 10,000
Columbia Large Cap Index Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value		33,230	28,128	21,606	23,432	20,175	15,398	14,262	13,653	11,682	9,366	10,000
Columbia Large Cap Index Fund - Institutional 2 Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 2 Class
Account Value		33,234	28,133	21,607	23,433	20,175	15,399	14,262	13,654	11,683	9,367	10,000
Columbia Large Cap Index Fund - Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 3 Class
Account Value		33,243	28,139	21,613	23,443	20,180	15,404	14,264	13,655	11,682	9,366	10,000
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value		$ 33,877	$ 28,611	$ 21,932	$ 23,759	$ 20,414	$ 15,549	$ 14,371	$ 13,729	$ 11,724	$ 9,381	$ 10,000